INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2024
INTANGIBLE ASSETS, NET
INTANGIBLE ASSETS, NET

11.INTANGIBLE ASSETS, NET

Intangible assets consist of the following:

	As of December 31,
	2023	2024
	RMB	RMB	US$
Finite-lived intangible asset:
Software	10,685,216	10,685,216	1,463,869
Less: Accumulated amortization	(5,403,527)	(6,351,102)	(870,098)
Total finite-lived intangible asset	5,281,689	4,334,114	593,771
Indefinite-lived intangible asset:
License*	43,091,503	43,091,503	5,903,512
Total infinite-lived intangible asset	43,091,503	43,091,503	5,903,512
Total intangible asset	48,373,192	47,425,617	6,497,283

Amortization expenses of finite-lived intangible asset for the years ended December 31, 2022, 2023 and 2024 were RMB1,256,995,RMB1,189,681 and RMB947,575 (US$129,817), respectively.

The estimated useful life of the intangible assets are 10 years. The estimated aggregate amortization expenses for each of the five succeeding fiscal years are as follows:

	As of December 31,
	2025	2026	2027	2028	2029 and thereafter
	RMB	RMB	RMB	RMB	RMB
Software	664,279	660,734	605,210	598,253	1,805,638

	US$	US$	US$	US$	US$
Software	91,006	90,520	82,913	81,960	247,372

*The Company acquired Fushun Insurance Brokerage Co., Ltd in 2019. The acquisition met the “substantially all of the fair value of the gross assets acquired is concentrated in a single identifiable asset or a group of similar identifiable assets” criteria and is not considered a business combination in accordance with ASC 805.